UNITED STATES
    SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-21829

BBH TRUST
on behalf of the following series:

BBH Core Select
BBH Global Core Select
BBH Partner Fund – International Equity
BBH Limited Duration Fund
BBH Intermediate Municipal Bond Fund

 (Exact name of Registrant as specified in charter)

140 Broadway,
New York, NY 10005
(Address of principal executive offices)

Corporation Services Company,
2711 Centerville Road, Suite 400,
Wilmington, DE 19808
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 575-1265

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

 BBH CORE SELECT
PORTFOLIO OF INVESTMENTS
January 31, 2018 (unaudited)

Shares				Value

COMMON STOCKS (89.7%)

BASIC MATERIALS (5.3%)

645,958	Celanese Corp. (Series A)			$ 69,866,817
465,189	Praxair, Inc.			75,123,372
Total Basic Materials				144,990,189

COMMUNICATIONS (17.6%)

144,828	Alphabet, Inc. (Class C)[1]			169,440,070
3,835,621	Comcast Corp. (Class A)			163,128,961
3,217,538	Discovery Communications, Inc. (Class C)[1]			76,770,457
2,129,060	Liberty Global, Plc. (Class C) (United Kingdom)[1]			76,135,186
	Total Communications			485,474,674

	CONSUMER CYCLICAL (2.6%)

2,592,070	Liberty Interactive Corp. QVC Group (Class A)[1]			72,811,246
	Total Consumer Cyclical			72,811,246

	CONSUMER NON-CYCLICAL (34.0%)

316,651	Dentsply Sirona, Inc.			19,255,547
625,481	Diageo, Plc. ADR (United Kingdom)			90,044,245
540,983	FleetCor Technologies, Inc.[1]			114,958,888
650,665	Henry Schein, Inc.[1]			49,242,327
1,953,524	Kroger Co.			59,308,989
567,115	Nestle SA ADR (Switzerland)			48,998,736
2,085,470	Nielsen Holdings, Plc. (United Kingdom)			78,017,433
1,392,087	Novartis AG ADR (Switzerland)			125,371,355
854,604	PayPal Holdings, Inc.[1]			72,914,813
900,634	Perrigo Co., Plc. (Ireland)			81,615,453
2,477,816	Sabre Corp.			51,464,238
1,014,008	Unilever NV (NY Shares) (Netherlands)			58,295,320
1,124,014	Zoetis, Inc.			86,245,594
	Total Consumer Non-Cyclical			935,732,938

	FINANCIALS (18.1%)

636	Berkshire Hathaway, Inc. (Class A)[1]			205,666,532
2,410,880	US Bancorp			137,757,683
2,328,987	Wells Fargo & Co.			153,200,765
	Total Financials			496,624,980

	INDUSTRIALS (1.6%)

487,841	Waste Management, Inc.			43,139,780
	Total Industrials			43,139,780

	TECHNOLOGY (10.5%)

293,183	Microsoft Corp.			27,855,317
3,572,535	Oracle Corp.			184,307,081
Shares				Value

	COMMON STOCKS (continued)

	TECHNOLOGY (continued)

1,113,750	QUALCOMM, Inc.			$ 76,013,437
Total Technology				288,175,835

Total Common Stocks (Identified cost $1,348,375,817)				2,466,949,642

Principal Amount		Maturity Date	Interest Rate

REPURCHASE AGREEMENTS (6.1%)

$168,500,000	National Australia Bank, Ltd. (Agreement dated 01/31/18 collateralized by U.S. Treasury Notes 2.375%, due 08/15/24, original par $172,800,000, valued at $171,870,000)	02/01/18	1.170%	168,500,000
	Total Repurchase Agreements (Identified cost $168,500,000)			168,500,000

U.S. TREASURY BILLS (3.7%)

100,000,000	U.S. Treasury Bills[2]	04/05/18	0.000	99,767,312
	Total U.S. Treasury Bills (Identified cost $99,768,125)			99,767,312

TOTAL INVESTMENTS (Identified cost $1,616,643,942)[3]			99.5%	$ 2,735,216,954
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			0.5%	14,266,264
NET ASSETS			100.0%	$ 2,749,483,218

_____________
[1]	Non-income producing security.
[2]	Security issued with a zero coupon. Income is recognized through accretion of discount.
[3]
The aggregate cost for federal income tax purposes is $1,616,643,942, the aggregate gross unrealized appreciation is $1,131,443,231, and the aggregate gross unrealized depreciation is $12,870,219, resulting in net unrealized appreciation of $1,118,573,012.

Abbreviations:
ADR	−	American Depositary Receipt.

FAIR VALUE MEASUREMENTS

BBH Core Select (the "Fund") is required to disclose information regarding the fair value measurements of the Fund's assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund's own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
Authoritative guidance establishes three levels of the fair value hierarchy as follows:
— Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
— Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
— Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of assets and liabilities).
Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes "observable" requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser's perceived risk of that instrument.
Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.
Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.
The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of January 31, 2018.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of January 31, 2018
Common Stocks:
Basic Materials	$ 144,990,189	$ –	$ –	$ 144,990,189
Communications	485,474,674	–	–	485,474,674
Consumer Cyclical	72,811,246	–	–	72,811,246
Consumer Non-Cyclical	935,732,938	–	–	935,732,938
Financials	496,624,980	–	–	496,624,980
Industrials	43,139,780	–	–	43,139,780
Technology	288,175,835	–	–	288,175,835
Repurchase Agreements	–	168,500,000	–	168,500,000
U.S. Treasury Bills	–	99,767,312	–	99,767,312
Investments, at value	$2,466,949,642	$ 268,267,312	$ –	$ 2,735,216,954

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended January 31, 2018.

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc. located at 1290 Broadway, Suite 1100, Denver, C0 80203.

BBH GLOBAL CORE SELECT
PORTFOLIO OF INVESTMENTS
January 31, 2018 (unaudited)

Shares		Value

	COMMON STOCKS (89.2%)

	CANADA (1.3%)

	FINANCIALS

22,550	Intact Financial Corp.	$ 1,891,486

	Total Canada	1,891,486

	FRANCE (10.0%)

	COMMUNICATIONS

94,270	JCDecaux S.A.	4,085,832

	CONSUMER NON-CYCLICAL

40,200	Sanofi	3,545,285

	DIVERSIFIED

37,300	Wendel S.A.	6,958,984

	Total France	14,590,101

	GERMANY (4.5%)

	BASIC MATERIALS

32,400	Brenntag AG	2,102,439
42,400	Fuchs Petrolub SE	2,152,837
		4,255,276
	FINANCIALS

17,400	Deutsche Boerse AG	2,234,966

	Total Germany	6,490,242

	IRELAND (3.3%)

	CONSUMER NON-CYCLICAL

52,569	Perrigo Co., Plc.	4,763,803

	Total Ireland	4,763,803

	ITALY (2.9%)

	CONSUMER NON-CYCLICAL

528,900	Davide Campari-Milano SpA	4,214,496

	Total Italy	4,214,496

	NETHERLANDS (3.8%)

	CONSUMER NON-CYCLICAL

23,900	Heineken Holding NV	2,538,207
52,900	Unilever NV	3,063,715

	Total Netherlands	5,601,922

Shares				Value

	COMMON STOCKS (continued)

	SWITZERLAND (6.1%)

	CONSUMER NON-CYCLICAL

29,375	Nestle SA			$ 2,531,625
70,626	Novartis AG			6,380,807

	Total Switzerland			8,912,432

	UNITED KINGDOM (15.6%)

	COMMUNICATIONS

111,949	Liberty Global, Plc. (Class C) [1]			4,003,296

	CONSUMER NON-CYCLICAL

173,325	Diageo, Plc.			6,230,885
113,775	Nielsen Holdings, Plc.			4,256,323
29,100	Reckitt Benckiser Group, Plc.			2,808,249
				13,295,457
	FINANCIALS

5,435,400	Lloyds Banking Group, Plc.			5,363,402

	Total United Kingdom			22,662,155

	UNITED STATES (41.7%)

	BASIC MATERIALS

34,575	Celanese Corp. (Series A)			3,739,632
24,825	Praxair, Inc.			4,008,989
				7,748,621
	COMMUNICATIONS

7,068	Alphabet, Inc. (Class C) [1]			8,269,136
169,828	Discovery Communications, Inc. (Class C) [1]			4,052,096
				12,321,232
	CONSUMER CYCLICAL

116,200	Liberty Interactive Corp. QVC Group (Class A) [1]			3,264,058

	CONSUMER NON-CYCLICAL

28,285	FleetCor Technologies, Inc. [1]			6,010,563
44,775	PayPal Holdings, Inc. [1]			3,820,203
58,888	Zoetis, Inc.			4,518,476
				14,349,242
	FINANCIALS

119,050	Wells Fargo & Co.			7,831,109

	TECHNOLOGY

15,475	Microsoft Corp.			1,470,280
187,325	Oracle Corp.			9,664,097
60,988	QUALCOMM, Inc.			4,162,431
				15,296,808
	Total United States			60,811,070

	Total Common Stocks (Identified cost $91,812,067)			129,937,707

Principal Amount		Maturity Date	Interest Rate	Value

	REPURCHASE AGREEMENTS (5.5%)

$ 8,000,000	National Australia Bank Ltd. (Agreement dated 01/31/18 collateralized by U.S. Treasury Note 2.375%, due 08/15/24, original par $8,210,000, valued at $8,160,000)	02/01/18	1.170%	$ 8,000,000
	Total Repurchase Agreements (Identified cost $8,000,000)			8,000,000

	U.S. TREASURY BILLS (4.1%)

6,000,000	U.S. Treasury Bills[2]	02/08/18	0.000	5,998,588
	Total U.S. Treasury Bills (Identified cost $5,998,588)			5,998,588

TOTAL INVESTMENTS (Identified cost $105,810,655)[3]			98.8%	$ 143,936,295
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			1.2%	1,782,485
NET ASSETS			100.0%	$ 145,718,780

_____________

[1]	Non-income producing security.
[2]	Security issued with zero coupon. Income is recognized through accretion of discount.
[3]
The aggregate cost for federal income tax purposes is $105,810,655, the aggregate gross unrealized appreciation is $39,382,153, and the aggregate gross unrealized depreciation is $1,256,513, resulting in net unrealized appreciation of $38,125,640.

The BBH Global Core Select Fund's (the "Fund") country diversification is based on the respective security's country of incorporation.

FAIR VALUE MEASUREMENTS
The Fund is required to disclose information regarding the fair value measurements of the Fund's assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund's own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three levels defined by the fair value hierarchy are as follows:
— Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
— Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
— Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of assets and liabilities).
Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes "observable" requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser's perceived risk of that instrument.
Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.
Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund's pricing time, but after the close of the securities' primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of January 31, 2018.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of January 31, 2018
Common Stocks:
Basic Materials	$ 7,748,621	$ 4,255,276	$ –	$ 12,003,897
Communications	16,324,528	4,085,832	–	20,410,360
Consumer Cyclical	3,264,058	–	–	3,264,058
Consumer Non-Cyclical	23,369,368	31,313,269	–	54,682,637
Diversified	–	6,958,984	–	6,958,984
Financials	9,722,595	7,598,368	–	17,320,963
Technology	15,296,808	–	–	15,296,808
Repurchase Agreements	–	8,000,000	–	8,000,000
U.S. Treasury Bills	–	5,998,588	–	5,998,588
Investments, at value	$ 75,725,978	$ 68,210,317	$ –	$ 143,936,295

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended January 31, 2018.

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc. located at 1290 Broadway, Suite 1100, Denver, C0 80203.

BBH PARTNER FUND – INTERNATIONAL EQUITY
PORTFOLIO OF INVESTMENTS
January 31, 2018 (unaudited)

Shares/Units		Value

	COMMON STOCKS (84.2%)

	BERMUDA (0.8%)

	CONSUMER NON-CYCLICAL

243,578	IHS Markit, Ltd.[1]	$ 11,625,978

	Total Bermuda	11,625,978

	BRAZIL (1.6%)

	CONSUMER NON-CYCLICAL

3,350,129	Ambev SA	23,122,137

	Total Brazil	23,122,137

	CANADA (5.4%)

	CONSUMER CYCLICAL

463,539	Alimentation Couche-Tard, Inc. (Class B)	24,260,866

	FINANCIALS

1,016,758	Brookfield Asset Management, Inc. (Class A)	42,571,658

	INDUSTRIALS

75,691	Canadian Pacific Railway, Ltd.	14,020,226

	Total Canada	80,852,750

	CAYMAN ISLANDS (2.9%)

	COMMUNICATIONS

174,664	Baidu, Inc. ADR[1]	43,128,035

	Total Cayman Islands	43,128,035

	DENMARK (2.0%)

	CONSUMER NON-CYCLICAL

340,926	Coloplast AS (Class B)	30,333,001

	Total Denmark	30,333,001

	FRANCE (12.8%)

	BASIC MATERIALS

354,984	Air Liquide SA	47,899,016

	CONSUMER CYCLICAL

122,475	LVMH Moet Hennessy Louis Vuitton SE	38,438,498

	CONSUMER NON-CYCLICAL

140,766	Essilor International Cie Generale d'Optique SA	20,018,490

	INDUSTRIALS

224,282	Safran SA	25,342,137

	TECHNOLOGY

324,750	Capgemini SE	43,157,381
129,318	Dassault Systemes SE	14,925,262
		58,082,643
	Total France	189,780,784
Shares/Units			Value

	COMMON STOCKS (continued)
	GERMANY (10.4%)

	CONSUMER CYCLICAL

292,892	Adidas AG		$ 68,135,049

	CONSUMER NON-CYCLICAL

644,279	Fresenius SE & Co. KGaA		56,410,717
51,377	Henkel AG & Co. KGaA (Preference Shares)		7,186,208
			63,596,925
	TECHNOLOGY

199,939	SAP SE		22,571,168

	Total Germany		154,303,142

	HONG KONG (4.9%)

	FINANCIALS

8,532,800	AIA Group, Ltd.		73,286,175

	Total Hong Kong		73,286,175

	IRELAND (1.3%)

	INDUSTRIALS

532,555	CRH, Plc.		19,824,570

	Total Ireland		19,824,570

	ITALY (1.3%)

	CONSUMER CYCLICAL

308,587	Luxottica Group SpA		19,869,310

	Total Italy		19,869,310

	JAPAN (7.6%)

	COMMUNICATIONS

878,065	Dentsu, Inc.		39,271,495

	CONSUMER NON-CYCLICAL

164,900	Kao Corp.		11,476,665
1,152,800	Seven & i Holdings Co., Ltd.		47,454,060
			58,930,725
	INDUSTRIALS

24,000	Keyence Corp.		14,612,716

	Total Japan		112,814,936

	JERSEY (2.4%)

	CONSUMER CYCLICAL

469,412	Ferguson, Plc.		36,203,927

	Total Jersey		36,203,927

	MEXICO (2.2%)

	COMMUNICATIONS

1,545,013	Grupo Televisa SAB ADR		31,981,769

	Total Mexico		31,981,769

Shares/Units		Value

	COMMON STOCKS (continued)

	SPAIN (1.9%)

	CONSUMER CYCLICAL

774,677	Industria de Diseno Textil SA		$ 27,801,626

	Total Spain		27,801,626

	SWITZERLAND (15.4%)

	CONSUMER CYCLICAL

530,099	Cie Financiere Richemont SA		50,745,706

	CONSUMER NON-CYCLICAL

633,657	Nestle SA		54,610,458

	FINANCIALS

266,500	Chubb, Ltd.		41,613,975
1,011,127	Credit Suisse Group AG1		19,490,926
18,915	Partners Group Holding AG		14,668,579
			75,773,480
	INDUSTRIALS

508,062	ABB, Ltd.		14,148,142
181,163	Kuehne + Nagel International AG		33,220,860
			47,369,002
	Total Switzerland		228,498,646

	UNITED KINGDOM (8.4%)

	CONSUMER CYCLICAL

3,643,660	Compass Group, Plc.		76,635,244

	CONSUMER NON-CYCLICAL

523,351	Diageo, Plc.		18,814,019

	FINANCIALS

1,108,074	Prudential, Plc.		29,969,394

	Total United Kingdom		125,418,657

	UNITED STATES (2.9%)

	CONSUMER NON-CYCLICAL

533,169	Worldpay, Inc. (Class A)[1]		42,727,950

	Total United States		42,727,950
	Total Common Stocks (Identified cost $1,036,142,887)		1,251,573,393

	REGISTERED INVESTMENT COMPANIES (13.0%)

193,000,000	Morgan Stanley Institutional Liquidity Funds – Treasury Securities Portfolio, Institutional Share Class		193,000,000
	Total Registered Investment Companies (Identified cost $193,000,000)		193,000,000

TOTAL INVESTMENTS (Identified cost $1,229,142,887)[2]		97.2%	$1,444,573,393
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES		2.8%	41,501,338
NET ASSETS		100.0%	$ 1,486,074,731

[1]	Non-income producing security.
[2]
The aggregate cost for federal income tax purposes is $1,229,142,887, the aggregate gross unrealized appreciation is $223,116,796 and the aggregate gross unrealized depreciation is $7,686,290, resulting in net unrealized appreciation of $215,430,506.

BBH Partner Fund – International Equity's (the "Fund") country diversification is based on the respective security's country of incorporation.

Abbreviations:

ADR – American Depositary Receipt

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund's assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund's own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.The three levels defined by the fair value hierarchy are as follows:

— Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
— Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
— Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of assets and liabilities).
Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes "observable" requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser's perceived risk of that instrument.
Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.
Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund's pricing time, but after the close of the securities' primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or nontransferability, which are generally based on available market information.
Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of January 31, 2018.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of January 31, 2018
Common Stocks:
Bermuda	$ 11,625,978	$ –	$ –	$ 11,625,978
Brazil	–	23,122,137	–	23,122,137
Canada	80,852,750	–	–	80,852,750
Cayman Islands	43,128,035	–	–	43,128,035
Denmark	–	30,333,001	–	30,333,001
France	–	189,780,784	–	189,780,784
Germany	–	154,303,142	–	154,303,142
Hong Kong	–	73,286,175	–	73,286,175
Ireland	–	19,824,570	–	19,824,570
Italy	–	19,869,310	–	19,869,310
Japan	–	112,814,936	–	112,814,936
Jersey	–	36,203,927	–	36,203,927
Mexico	31,981,769	–	–	31,981,769
Spain	–	27,801,626	–	27,801,626
Switzerland	41,613,975	186,884,671	–	228,498,646
United Kingdom	–	125,418,657	–	125,418,657
United States	–	42,727,950	–	42,727,950
Registered Investment Companies:
United States	193,000,000	–	–	193,000,000
Investments, at value	$ 402,202,507	$1,042,370,886	$ –	$1,444,573,393

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended January 31, 2018.

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, C0 80203.

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2018 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	ASSET BACKED SECURITIES (32.8%)

$ 23,953,500	AIM Aviation Finance, Ltd. 2015-1A1	02/15/40	4.213%	$ 23,722,818
27,070,000	Ally Auto Receivables Trust 2018-1	09/15/20	2.080	27,070,000
24,588,215	AmeriCre dit Automobile Receivables Trust 2017-2	09/18/20	1.650	24,535,124
44,200,000	AmeriCredit Automobile Receivables Trust 2017-4	05/18/21	1.830	44,089,447
10,970,000	ARI Fleet Lease Trust 2017-A1	04/15/26	1.910	10,928,899
2,639,195	AXIS Equipment Finance Receivables III LLC 2015-1A1	03/20/20	1.900	2,636,409
13,387,759	AXIS Equipment Finance Receivables IV LLC 2016-1A1	11/20/21	2.210	13,337,390
5,697,831	BCC Funding LLC 2015-1[1]	10/20/20	2.224	5,689,101
11,156,221	BCC Funding XIII LLC 2016-1[1]	12/20/21	2.200	11,115,378
14,090,000	Canadian Pacer Auto Receivables Trust 2017-1A1	12/19/19	1.772	14,056,698
24,822,425	Capital Automotive REIT LLC 2017-1A1	04/15/47	3.870	25,052,375
20,630,000	CarMax Auto Owner Trust 2018-1	05/17/21	2.230	20,617,762
4,984,933	Cazenovia Creek Funding I LLC 2015-1A1	12/10/23	2.000	4,966,239
36,592,000	CCG Receivables Trust 2017-1[1]	11/14/23	1.840	36,385,306
28,360,000	Chesapeake Funding II LLC 2017-2A1	05/15/29	1.990	28,189,707
25,130,000	Chesapeake Funding II LLC 2017-4A1	11/15/29	2.120	24,970,502
24,219,360	Chesterfield Financial Holdings LLC 2014-1A1	12/15/34	4.500	24,113,856
621,725	CIT Equipment Collateral 2014-VT1[1]	10/21/19	1.500	621,530
13,000,000	Citibank Credit Card Issuance Trust 2014-A8	04/09/20	1.730	13,000,001
47,700,000	Citibank Credit Card Issuance Trust 2017-A2	01/19/21	1.740	47,533,780
5,698,654	Credit Acceptance Auto Loan Trust 2015-1A1	01/17/23	2.610	5,703,548
14,190,000	Credit Acceptance Auto Loan Trust 2016-2A1	11/15/23	2.420	14,198,491
15,480,000	Credit Acceptance Auto Loan Trust 2017-1A1	10/15/25	2.560	15,404,681
50,700,000	Credit Acceptance Auto Loan Trust 2017-2A1	02/17/26	2.550	50,154,509
25,550,000	Credit Acceptance Auto Loan Trust 2017-3A1	06/15/26	2.650	25,314,345
18,180,000	DLL Securitization Trust 2017-A1	07/15/20	1.890	18,119,170
12,000,615	Drive Auto Receivables Trust 2015-BA1	07/15/21	2.760	12,032,732
3,768,936	Drive Auto Receivables Trust 2017-1	05/15/19	1.670	3,767,844
12,789,000	Eagle I, Ltd. 2014-1A1	12/15/39	4.310	12,589,424
22,861,496	ECAF I, Ltd. 2015-1A1	06/15/40	3.473	22,776,833
21,900,000	Elm Trust 2016-1A1	06/20/25	4.163	22,064,250
17,183,949	Emerald Aviation Finance, Ltd. 2013-1[1]	10/15/38	4.650	17,229,215
11,681,977	Engs Commercial Finance Trust 2015-1A1	10/22/21	2.310	11,638,051
13,221,117	Enterprise Fleet Financing LLC 2016-2[1]	02/22/22	1.740	13,179,623
16,175,192	Enterprise Fleet Financing LLC 2017-1[1]	07/20/22	2.130	16,147,366
20,810,000	Enterprise Fleet Financing LLC 2017-2[1]	01/20/23	1.970	20,722,294
23,660,000	Enterprise Fleet Financing LLC 2017-3[1]	05/22/23	2.130	23,539,024
39,456,510	Finance of America Structured Securities Trust 2017-HB1[1,2,3]	11/25/27	2.321	39,359,052

Principal Amount		Maturity Date	Interest Rate	Value

	ASSET BACKED SECURITIES (continued)
$ 2,804,073	FNA Trust 2015-1[1]	12/10/23	3.240%	$ 2,788,420
14,500,000	Ford Credit Auto Owner Trust 2014-2[1]	04/15/26	2.310	14,472,406
44,320,000	Ford Credit Floorplan Master Owner Trust A 2017-2	09/15/22	2.160	43,866,859
8,551,338	Foursight Capital Automobile Receivables 2015-1[1]	01/15/21	2.340	8,533,555
14,962,958	Foursight Capital Automobile Receivables 2017-1[1]	04/15/22	2.370	14,856,410
3,898,698	FRS I LLC 2013-1A1	04/15/43	1.800	3,871,624

11,781,498	Global Container Assets, Ltd. 2015-1A1	02/05/30	2.100	11,707,194
9,189,244	GM Financial Consumer Automobile 2017-1A1	03/16/20	1.510	9,170,918
12,180,000	GM Financial Consumer Automobile 2017-1A1	10/18/21	1.780	12,072,421
16,510,000	GMF Floorplan Owner Revolving Trust 2015-1[1]	05/15/20	1.650	16,500,579
6,525,000	GMF Floorplan Owner Revolving Trust 2015-1[1]	05/15/20	1.970	6,519,956
10,730,000	GMF Floorplan Owner Revolving Trust 2015-1[1]	05/15/20	2.220	10,721,093
32,520,000	GMF Floorplan Owner Revolving Trust 2017-2[1]	07/15/22	2.130	32,133,893
24,900,000	Hertz Fleet Lease Funding LP 2017-1[1]	04/10/31	2.130	24,759,046
4,013,057	Leaf Receivables Funding 12 LLC 2017-1[1]	05/15/19	1.720	4,009,948
19,210,000	Lendmark Funding Trust 2016-A1	08/21/23	4.820	19,453,473
24,110,000	Lendmark Funding Trust 2016-2A1	04/21/25	3.260	24,183,673
38,860,000	Lendmark Funding Trust 2017-1A1	12/22/25	2.830	38,788,470
18,340,000	Lendmark Funding Trust 2017-2A1	05/20/26	2.800	18,224,689
19,500,000	Mariner Finance Issuance Trust 2017-AA1	02/20/29	3.620	19,646,147
55,510,000	Mariner Finance Issuance Trust 2017-BA1	12/20/29	2.920	55,050,183
2,435,628	MCA Fund I Holding LLC 2014-1 (3-Month USD-LIBOR + 2.000%)[1,2]	08/15/24	3.416	2,437,845
24,065,411	MCA Fund II Holding LLC 2017-1 (3-Month USD-LIBOR + 1.650%)[1,2]	08/15/28	3.066	24,065,170
13,189,491	MMAF Equipment Finance LLC 2017-AA1	05/18/20	1.730	13,164,963
31,710,000	MMAF Equipment Finance LLC 2017-B1	10/15/20	1.930	31,586,100
23,130,000	Motor 2017-1, Plc. 2017-1A (1-Month USD-LIBOR + 0.530%)[1,2]	09/25/24	2.091	23,158,195
40,092	Nations Equipment Finance Funding II LLC 2014-1A1	07/20/18	1.558	40,070
5,274,369	Nations Equipment Finance Funding III LLC 2016-1A1	02/20/21	3.610	5,277,334
11,170,577	Nationstar HECM Loan Trust 2017-1A1	05/25/27	1.968	11,149,465
15,970,690	Nationstar HECM Loan Trust 2017-2A1,2,3	09/25/27	2.038	15,970,690
683,808	Navitas Equipment Receivables LLC 2015-1[1]	11/15/18	2.120	683,715
13,810,297	Navitas Equipment Receivables LLC 2016-1[1]	06/15/21	2.200	13,765,911
12,759,261	New Mexico Educational Assistance Foundation 2013-1 (1-Month USD-LIBOR + 0.700%)[2]	01/02/25	2.264	12,736,422
5,305,018	Newtek Small Business Loan Trust 2010-1 (1-Month USD-LIBOR + 2.300%)[1,2]	02/25/41	3.861	5,290,804
15,980,261	Newtek Small Business Loan Trust 2016-1A (1-Month USD-LIBOR + 3.000%)[1,2]	02/25/42	4.561	16,093,246

Principal Amount		Maturity Date	Interest Rate	Value

	ASSET BACKED SECURITIES (continued)
$22,200,000	NextGear Floorplan Master Owner Trust 2016-2A1	09/15/21	2.190%	$ 22,057,871
16,020,000	NextGear Floorplan Master Owner Trust 2017-2A1	10/17/22	2.560	15,919,138
6,140,000	NRZ Advance Receivables Trust Advance Receivables Backed 2016-T1[1]	06/15/49	2.751	6,061,584
12,599,435	OneMain Financial Issuance Trust 2014-2A1	09/18/24	3.020	12,600,745
26,190,000	OneMain Financial Issuance Trust 2015-1A1	03/18/26	3.850	26,345,110
12,035,140	OSCAR US Funding Trust VI LLC 2017-1A1	05/11/20	2.300	12,013,537
29,540,000	OSCAR US Funding Trust VII LLC 2017-2A1	11/10/20	2.130	29,415,637
7,605,170	Oxford Finance Funding LLC 2014-1A1	12/15/22	3.475	7,540,838
14,750,000	Oxford Finance Funding LLC 2016-1A1	06/17/24	3.968	14,766,430

29,000,000	PFS Financing Corp. 2017-AA (1-Month USD-LIBOR + 0.580%)[1,2]	03/15/21	2.139	29,065,920
26,450,000	PFS Financing Corp. 2017-BA1	07/15/22	2.220	25,976,378
34,310,000	PFS Financing Corp. 2017-D1	10/17/22	2.400	33,966,560
12,709,035	ReadyCap Lending Small Business Loan Trust 2015-1 (1-Month USD-LIBOR + 1.250%)[2]	12/25/38	2.811	12,676,519
1,667,792	Santander Drive Auto Receivables Trust 2015-3	04/15/20	2.070	1,667,850
22,790,000	Santander Drive Auto Receivables Trust 2015-3	01/15/21	2.740	22,865,063
31,756,381	Santander Drive Auto Receivables Trust 2017-2	03/16/20	1.600	31,728,989
24,090,000	Santander Drive Auto Receivables Trust 2018-1	11/16/20	2.100	24,080,853
18,052,734	Shenton Aircraft Investment I, Ltd. 2015-1A1	10/15/42	4.750	18,443,939
33,197,924	Spirit Master Funding LLC 2014-4A1	01/20/45	3.501	33,129,892
41,603,124	Spirit Master Funding LLC 2017-1A1	12/20/47	4.360	41,906,215
9,841,290	Spirit Master Funding VII LLC 2013-1A1	12/20/43	3.887	9,838,711
34,770,000	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2016-T2[1]	11/15/49	2.750	34,703,276
16,664,509	STORE Master Funding LLC 2013-1A1	03/20/43	4.160	16,644,961
11,935,715	STORE Master Funding LLC 2013-2A1	07/20/43	4.370	11,819,545
19,973,903	STORE Master Funding LLC 2013-3A1	11/20/43	4.240	19,956,665
446,864	TAL Advantage V LLC 2014-2A1	05/20/39	1.700	446,172
16,195,000	TAL Advantage V LLC 2014-3A1	11/21/39	3.270	15,983,707
4,907,476	Tax Ease Funding 2016-1 LLC 2016-1A1	06/15/28	3.131	4,897,335
25,749,326	Textainer Marine Containers V, Ltd. 2017-1A1	05/20/42	3.720	25,827,411
34,955,057	Textainer Marine Containers V, Ltd. 2017-2A1	06/20/42	3.520	34,730,502
61,740,000	Trafigura Securitisation Finance, Plc. 2017-1A1	12/15/20	2.470	60,828,841
53,495,206	Triton Container Finance IV LLC 2017-2A1	08/20/42	3.620	53,375,296
14,450,000	United Auto Credit Securitization Trust 2018-1[1]	04/10/20	2.260	14,450,000
2,492,721	Utah State Board of Regents 2011-1 (3-Month USD-LIBOR + 0.850%)[2]	05/01/29	2.227	2,489,157
15,448,587	Veros Automobile Receivables Trust 2017-1[1]	04/17/23	2.840	15,394,792
538,033	Westlake Automobile Receivables Trust 2015-1A1	11/16/20	2.290	538,064
6,649,529	Westlake Automobile Receivables Trust 2015-2A1	01/15/21	2.450	6,651,869
42,560,000	Westlake Automobile Receivables Trust 2018-1A1	12/15/20	2.240	42,558,655

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$ 19,570,000	World Financial Network Credit Card Master Trust 2016-B	06/15/22	1.440%	$ 19,508,219
64,480,000	World Financial Network Credit Card Master Trust 2017-A	03/15/24	2.120	63,753,955
10,310,000	World Financial Network Credit Card Master Trust 2017-B	06/15/23	1.980	10,240,638
23,930,000	World Omni Auto Receivables Trust 2018-A	05/17/21	2.190	23,918,265
30,450,000	WRG Debt Funding II LLC 2017-1[1]	03/15/26	4.458	30,112,574
	Total Asset Backed Securities (Identified cost $2,261,581,618)			2,254,221,339

	COMMERCIAL MORTGAGE BACKED SECURITIES (4.5%)

15,540,000	Aventura Mall Trust 2013-AVM[1,2,3]	12/05/32	3.743	15,646,594
13,860,000	BBCMS Trust 2015-RRI (1-Month USD-LIBOR + 2.150%)[1,2]	05/15/32	3.709	13,890,274
26,807,000	BB-UBS Trust 2012-TFT[1,2,3]	06/05/30	3.468	26,104,992
6,349,000	BHMS Mortgage Trust 2014-ATLS (1-Month USD-LIBOR + 2.450%)[1,2]	07/05/33	4.018	6,388,758
32,018,000	BHMS Mortgage Trust 2014-ATLS[1,2,3]	07/05/33	4.691	31,826,622
30,910,000	BXMT, Ltd. 2017-FL1 (1-Month USD-LIBOR + 0.870%)[1,2]	06/15/35	2.426	30,919,891
31,329,000	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 2.900%)[1,2]	11/15/31	4.459	31,186,653
6,085,869	Commercial Mortgage Pass Through Certificates 2013-GAM[1]	02/10/28	1.705	5,982,735
9,690,000	Commercial Mortgage Pass Through Certificates 2013-GAM[1,2,3]	02/10/28	3.417	9,382,576
22,660,000	Commercial Mortgage Pass Through Certificates 2014-TWC (1-Month USD-LIBOR + 0.850%)[1,2]	02/13/32	2.403	22,681,332
29,435,000	Hospitality Mortgage Trust 2017-HIT (1-Month USD-LIBOR + 0.850%)[1,2]	05/08/30	2.405	29,508,470
32,615,000	Morgan Stanley Capital I Trust 2017-CLS (1-Month USD-LIBOR + 0.700%)[1,2]	11/15/34	2.259	32,676,310
35,700,000	SBA Tower Trust[1]	04/09/43	2.240	35,697,969
9,983,677	WFCG Commercial Mortgage Trust 2015-BXRP (1-Month USD-LIBOR + 1.122%)[1,2]	11/15/29	2.681	9,989,940
11,468,922	WFCG Commercial Mortgage Trust 2015-BXRP (1-Month USD-LIBOR + 1.472%)[1,2]	11/15/29	3.031	11,485,096
	Total Commercial Mortgage Backed Securities (Identified cost $314,310,676)			313,368,212

	CORPORATE BONDS (36.2%)

	AEROSPACE/DEFENSE (0.4%)

24,988,000	BAE Systems Holdings, Inc.[1]	06/01/19	6.375	26,189,730

	AUTO MANUFACTURERS (2.0%)

31,098,000	Ford Motor Credit Co. LLC	10/01/18	2.875	31,256,048

Principal Amount		Maturity Date	Interest Rate	Value

	CORPORATE BONDS (continued)
	AUTO MANUFACTURERS (continued)
$ 23,985,000	Ford Motor Credit Co. LLC	01/08/19	2.943%	$ 24,116,222
33,898,000	General Motors Co.	10/02/18	3.500	34,172,679
17,725,000	General Motors Financial Co., Inc.	05/15/18	3.250	17,787,330
28,550,000	General Motors Financial Co., Inc.	01/15/19	3.100	28,736,473

	BANKS (12.9%)			136,068,752

24,290,000	ANZ New Zealand (Int'l), Ltd., London Branch[1]	02/01/19	2.250	24,245,030
94,825,000	Bank of America Corp.	04/25/18	6.875	95,889,885
13,255,000	Bank of Tokyo-Mitsubishi UFJ, Ltd.[1]	03/05/18	1.700	13,254,602
4,840,000	Bank of Tokyo-Mitsubishi UFJ, Ltd.[1]	09/14/18	2.150	4,840,078

32,252,000	Bank of Tokyo-Mitsubishi UFJ, Ltd.[1]	03/10/19	2.300	32,201,048
20,435,000	BNZ International Funding, Ltd., London Branch[1]	02/21/20	2.400	20,318,772
24,335,000	BNZ International Funding, Ltd., London Branch[1]	03/02/21	2.750	24,199,262
37,775,000	Citigroup, Inc.	04/27/18	1.700	37,758,039
39,974,000	Citigroup, Inc.	05/15/18	6.125	40,438,254
35,350,000	Citizens Bank NA	03/14/19	2.500	35,371,917
26,250,000	Commonwealth Bank of Australia[1]	10/15/19	5.000	27,302,704
95,761,000	Goldman Sachs Group, Inc.	04/01/18	6.150	96,415,048
32,505,000	Huntington National Bank	02/26/18	1.700	32,497,075
18,180,000	JPMorgan Chase & Co.	03/01/18	1.700	18,180,000
25,901,000	KeyBank NA	03/08/19	2.350	25,878,734
31,050,000	Morgan Stanley	04/01/18	6.625	31,289,706
36,797,000	Morgan Stanley	04/25/18	2.125	36,815,031
39,265,000	Morgan Stanley	01/24/19	2.500	39,369,315
13,760,000	National Australia Bank, Ltd.	07/12/19	1.375	13,554,751
24,850,000	Royal Bank of Canada	04/15/19	1.625	24,644,164
39,890,000	Skandinaviska Enskilda Banken AB	03/11/20	2.300	39,616,787
12,345,000	Skandinaviska Enskilda Banken AB	03/15/21	2.625	12,267,515
18,165,000	State Street Corp.	05/15/18	1.350	18,137,546
25,280,000	Toronto-Dominion Bank	09/10/18	2.625	25,367,075
25,085,000	Toronto-Dominion Bank	04/07/21	2.125	24,614,758
11,500,000	Wells Fargo Bank NA	05/24/19	1.750	11,416,247
54,350,000	Wells Fargo Bank NA	01/15/20	2.400	54,229,554
10,000,000	Westpac Banking Corp.	07/30/18	2.250	10,012,644
18,153,000	Westpac Banking Corp.	03/06/20	2.150	17,997,600
				888,123,141
	BEVERAGES (1.0%)

39,350,000	Anheuser-Busch InBev Finance, Inc.	02/01/19	1.900	39,207,566
12,695,000	Anheuser-Busch InBev Finance, Inc.	02/01/21	2.650	12,654,354
18,782,000	Diageo Capital, Plc.	04/29/18	1.125	18,749,507
				70,611,427
	BIOTECHNOLOGY (0.7%)

50,910,000	Amgen, Inc.	05/10/19	1.900	50,595,339

	COMMERCIAL SERVICES (0.4%)

27,350,000	United Rentals North America, Inc.	07/15/23	4.625	28,307,250

Principal Amount		Maturity Date	Interest Rate	Value

	CORPORATE BONDS (continued)
	COMPUTERS (0.4%)

$ 6,790,000	Dell International LLC / EMC Corp.[1]	06/15/21	4.420%	$ 7,041,220
17,250,000	Dell International LLC / EMC Corp.[1]	06/15/23	5.450	18,481,565
				25,522,785
	COSMETICS/PERSONAL CARE (0.3%)

17,745,000	Avon Products, Inc.	03/15/20	6.600	17,301,375

	DIVERSIFIED FINANCIAL SERVICES (1.9%)

1,174,756	Ahold Lease Series 2001-A-1 Pass Through Trust	01/02/20	7.820	1,198,713

15,950,000	Air Lease Corp.	09/04/18	2.625	15,984,062
3,210,000	Alliance Data Systems Corp.[1]	04/01/20	6.375	3,230,062
3,750,000	Alliance Data Systems Corp.[1]	11/01/21	5.875	3,853,125
8,790,000	Alliance Data Systems Corp.[1]	08/01/22	5.375	8,886,690
37,962,000	American Express Co.	03/19/18	7.000	38,213,661
8,500,000	Credit Acceptance Corp.	02/15/21	6.125	8,585,000
49,455,000	Drawbridge Special Opportunities Fund[1]	08/01/21	5.000	51,013,279
				130,964,592
	ELECTRIC (1.7%)

37,629,000	Berkshire Hathaway Energy Co.	11/15/18	2.000	37,603,282
45,201,000	Duke Energy Progress LLC	01/15/19	5.300	46,490,585
5,580,000	TransAlta Corp.	05/15/18	6.900	5,645,348
28,301,000	Virginia Electric & Power Co.	04/30/18	5.400	28,553,307
				118,292,522
	GAS (0.5%)

35,006,000	NiSource, Inc.	03/15/18	6.400	35,202,472

	HEALTHCARE-PRODUCTS (0.1%)

7,995,000	Mallinckrodt International Finance SA	04/15/18	3.500	7,975,013
1,435,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC [1]	04/15/20	4.875	1,395,537
				9,370,550
	HEALTHCARE-SERVICES (0.8%)

27,406,000	UnitedHealth Group, Inc.	02/15/18	6.000	27,447,109
26,155,000	UnitedHealth Group, Inc.	07/16/18	1.900	26,152,895
				53,600,004
	INSURANCE (3.1%)

15,775,000	Athene Global Funding[1]	10/23/18	2.875	15,823,835
24,310,000	Athene Global Funding[1]	01/25/22	4.000	24,790,168
12,290,000	Enstar Group, Ltd.	03/10/22	4.500	12,390,004
15,985,000	Fairfax Financial Holdings, Ltd.[1]	05/15/21	5.800	16,974,144
7,638,000	Marsh & McLennan Cos, Inc.	09/10/19	2.350	7,631,616
22,800,000	New York Life Global Funding[1]	04/09/20	2.000	22,543,096
31,810,000	Sirius International Group, Ltd.[1]	11/01/26	4.600	30,477,161
31,750,000	United Insurance Holdings Corp.	12/15/27	6.250	32,256,476
33,100,000	Vitality Re V, Ltd. (Underlying Investment Yield+ 1.750%)[1,2]	01/07/20	3.205	33,050,350
Principal Amount		Maturity Date	Interest Rate	Value

	CORPORATE BONDS (continued)
	INSURANCE (continued)
$ 16,740,000	Vitality Re VIII, Ltd. (Underlying Investment Yield+ 1.750%)[1,2]	01/08/22	3.205%	$ 16,755,066
				212,691,916
	INTERNET (0.2%)

11,680,000	Expedia, Inc.	08/15/20	5.950	12,532,091

	INVESTMENT COMPANIES (1.3%)

6,800,000	Ares Capital Corp.	11/30/18	4.875	6,930,724

1,845,000	Ares Capital Corp.	01/19/22	3.625	1,829,991
35,855,000	Business Development Corp. of America[1]	12/30/22	4.750	35,547,293
1,926,805	Carlyle Investment Management LLC[4]	07/15/19	3.359	1,926,805
22,645,000	FS Investment Corp.	01/15/20	4.250	22,905,432
21,515,000	PennantPark Investment Corp.	10/01/19	4.500	21,689,622
				90,829,867
	MACHINERY - CONSTRUCTION & MINING (0.7%)

19,495,000	Caterpillar Financial Services Corp.	03/22/19	1.900	19,405,364
10,397,000	Caterpillar Financial Services Corp.	05/18/19	1.350	10,271,875
17,525,000	Caterpillar Financial Services Corp.	01/10/20	2.100	17,414,370
				47,091,609
	MEDIA (0.1%)

8,781,000	TEGNA, Inc.	10/15/19	5.125	8,892,519

	OIL & GAS (0.4%)

10,065,000	Occidental Petroleum Corp.	02/15/18	1.500	10,063,862
7,687,392	Odebrecht Drilling Norbe VIII/IX, Ltd.[1]	12/01/21	6.350	7,552,863
11,320,065	Odebrecht Drilling Norbe VIII/IX, Ltd. (6.35% cash, 1.00% PIK)[1,5]	12/01/26	7.350	6,424,137
2,667,644	Odebrecht Offshore Drilling Finance, Ltd.[1]	12/01/22	6.720	2,627,629
7,541,150	Odebrecht Offshore Drilling Finance, Ltd. (6.72% cash, 1.00% PIK)[1,5]	12/01/26	7.720	2,575,303
				29,243,794
	OIL & GAS SERVICES (0.0%)

7,526,169	Odebrecht Oil & Gas Finance, Ltd.[1,6,7]	N/A	0.000	188,154

	PHARMACEUTICALS (1.6%)

14,270,000	AbbVie, Inc.	05/14/18	1.800	14,267,600
9,000,000	AbbVie, Inc.	05/14/20	2.500	8,973,243
14,000,000	AbbVie, Inc.	05/14/21	2.300	13,758,581
54,276,000	Allergan Funding SCS	03/12/18	2.350	54,303,925
16,787,000	GlaxoSmithKline Capital, Inc.	05/15/18	5.650	16,969,323
				108,272,672
	PIPELINES (1.3%)

43,420,000	Kinder Morgan Energy Partners LP	02/15/18	5.950	43,479,142
22,261,000	TransCanada PipeLines, Ltd.	01/15/19	3.125	22,441,573
18,843,000	TransCanada PipeLines, Ltd.	01/15/19	7.125	19,684,798
				85,605,513
Principal Amount		Maturity Date	Interest Rate	Value

	CORPORATE BONDS (continued)
	REAL ESTATE (0.2%)

$ 11,490,000	Prologis International Funding II SA1	02/15/20	4.875%	$ 11,830,260

	REAL ESTATE INVESTMENT TRUSTS (0.9%)

31,465,000	Omega Healthcare Investors, Inc.	01/15/25	4.500	30,918,271
32,311,000	Welltower, Inc.	03/15/18	2.250	32,321,040
				63,239,311

	RETAIL (0.5%)

31,840,000	Wal-Mart Stores, Inc.[2,3]	06/01/18	5.498	32,214,259
	TELECOMMUNICATIONS (2.1%)

38,575,000	AT&T, Inc.	02/01/18	5.500	38,575,000
23,240,000	BellSouth LLC[1]	04/26/21	4.285	23,369,427
43,638,000	Deutsche Telekom International Finance BV	08/20/18	6.750	44,735,029
29,525,000	Rogers Communications, Inc.	08/15/18	6.800	30,249,403
8,212,500	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC[1]	03/20/23	3.360	8,243,297
				145,172,156
	TRANSPORTATION (0.3%)

23,687,000	Norfolk Southern Corp.	04/01/18	5.750	23,833,741

	TRUCKING & LEASING (0.4%)

11,480,000	GATX Corp.	07/30/18	2.375	11,489,323
17,180,000	Park Aerospace Holdings, Ltd.[1]	08/15/22	5.250	16,965,250
				28,454,573
	Total Corporate Bonds (Identified cost $2,497,423,395)			2,490,242,374

	LOAN PARTICIPATIONS AND ASSIGNMENTS (7.3%)

26,914,108	Analog Devices, Inc. (1-Month USD-LIBOR + 1.125%)[2]	09/23/19	2.685	26,914,108
5,952,148	Analog Devices, Inc. (1-Month USD-LIBOR + 1.250%)[2]	09/23/21	2.810	5,944,707
9,665,353	Aria Energy Operating LLC (1-Month USD-LIBOR + 4.500%)[2]	05/27/22	6.073	9,737,844
40,000,000	AT&T, Inc. Term A (3-Month USD-LIBOR + 1.000%)[2]	05/15/19	2.778	39,900,000
13,566,825	Avolon TLB Borrower 1 (US) LLC Term B2 (1-Month USD-LIBOR+ 2.250%)[2]	03/21/22	3.811	13,540,777
3,000,000	BCP Renaissance Parent LLC (3-Month USD-LIBOR+ 4.000%)[2]	10/31/24	5.772	3,035,640
21,318,632	Brixmor Operating Partnership LP (1-Month USD-LIBOR+ 1.400%)[2]	03/18/19	3.025	21,291,984
35,200,000	Charter Communications Operating LLC (CCO Safari LLC) Term B (1-Month USD-LIBOR+ 2.000%)[2]	04/30/25	3.580	35,392,544
25,008,437	Dell International LLC Term A2 (1-Month USD-LIBOR+ 1.750%)[2]	09/07/21	3.330	25,027,944
Principal Amount		Maturity Date	Interest Rate	Value

	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$ 25,187,714	Dell International LLC Term B (1-Month USD-LIBOR+ 2.000%)[2]	09/07/23	3.580%	$ 25,278,138
34,844,330	Delos Finance S.a.r.l. (3-Month USD-LIBOR+ 2.000%)[2]	10/06/23	3.693	35,111,237
20,736,521	Eastern Power LLC (TPF II LC LLC) (1-Month USD-LIBOR+ 3.750%)[2]	10/02/23	5.323	21,008,792
11,319,563	Entergy Rhode Island Energy LP Term B (1-Month USD-LIBOR+ 4.750%)[2]	12/19/22	6.330	11,352,616

18,000,000	Gilead Sciences, Inc. (3-Month USD-LIBOR+ 1.000%)[2]	09/08/20	2.495	18,000,000
22,500,000	Gilead Sciences, Inc. (2-Month USD-LIBOR+ 1.000%)[2]	09/08/22	2.620	22,500,000
15,702,481	HCA, Inc. Term B9 (1-Month USD-LIBOR+ 2.000%)[2]	03/17/23	3.573	15,823,547
25,794,714	Mallinckrodt International Finance SA Term B (3-Month USD-LIBOR+ 2.750%)[2]	09/24/24	4.443	25,724,810
14,201,508	RPI Finance Trust Term A3 (3-Month USD-LIBOR+ 1.750%)[2]	10/14/21	3.443	14,201,508
48,089,773	RPI Finance Trust Term B6 (3-Month USD-LIBOR+ 2.000%)[2]	03/27/23	3.693	48,408,608
22,529,750	Sprint Communications, Inc. (1-Month USD-LIBOR+ 2.500%)[2]	02/02/24	4.125	22,576,612
39,796,774	Western Digital Corporation Term B3 (1-Month USD-LIBOR+ 2.000%)[2]	04/29/23	3.561	40,065,402
20,000,000	Western Union Company (1-Month USD-LIBOR+ 1.500%)[2]	04/09/21	3.054	20,025,000
	Total Loan Participations and Assignments (Identified cost $499,437,005)			500,861,818

	MUNICIPAL BONDS (6.7%)

14,250,000	Baylor Health Care System, Revenue Bonds[2,3]	11/15/25	2.131	13,465,110
5,000,000	Butler County General Authority, Revenue Bonds, AGM[8]	02/07/18	1.190	5,000,000
24,000,000	California Statewide Communities Development Authority, Revenue Bonds[8]	02/07/18	1.080	24,000,000
17,800,000	Charlotte-Mecklenburg Hospital Authority, Revenue Bonds[8]	02/01/18	0.980	17,800,000
6,800,000	City of Charlotte, North Carolina, Certificates of Participation[8]	02/07/18	1.130	6,800,000
10,800,000	City of New York, General Obligation Bonds[8]	02/07/18	1.080	10,800,000
23,635,000	City of New York, General Obligation Bonds[8]	02/07/18	1.080	23,635,000
8,585,000	City of Whittier, California, Revenue Bonds[8]	02/07/18	1.050	8,585,000
52,300,000	County of Franklin, Ohio, Revenue Bonds[8]	02/07/18	1.060	52,300,000
37,800,000	Minnesota Housing Finance Agency, Revenue Bonds, GNMA/FNMA/FHLMC[8]	02/07/18	1.150	37,800,000
28,005,000	New Jersey Economic Development Authority, Revenue Bonds, AGM[6]	02/15/18	0.000	27,983,996
Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)
$ 14,525,000	New Jersey Economic Development Authority, Revenue Bonds	06/15/21	5.000%	$ 15,583,872
10,100,000	New Jersey Turnpike Authority, Revenue Bonds (1-Month USD-LIBOR + 0.700%)[2]	01/01/24	1.795	10,156,560
81,000,000	New Jersey Turnpike Authority, Revenue Bonds (1-Month USD-LIBOR + 0.700%)[2]	01/01/24	1.793	81,453,600
10,850,000	New York City Water & Sewer System, Revenue Bonds[8]	02/01/18	0.980	10,850,000
3,600,000	New York State Energy Research & Development Authority, Revenue Bonds, NPFG[2,3]	12/01/20	2.035	3,600,000

49,900,000	New York State Housing Finance Agency, Revenue Bonds[8]	02/07/18	1.070	49,900,000
18,000,000	New York State Housing Finance Agency, Revenue Bonds[8]	02/07/18	1.100	18,000,000
10,815,000	North Carolina Medical Care Commission, Revenue Bonds[8]	02/07/18	1.130	10,815,000
4,150,000	North Dakota Housing Finance Agency, Revenue Bonds[8]	02/07/18	1.150	4,150,000
13,300,000	Ohio Higher Educational Facility Commission, Revenue Bonds[8]	02/01/18	0.990	13,300,000
6,641,000	Pennsylvania Industrial Development Authority, Revenue Bonds[1]	07/01/21	2.967	6,564,961
2,330,000	School District of Philadelphia, General Obligation Bonds	09/01/18	2.512	2,300,269
13,925,000	Tobacco Settlement Financing Corp., Revenue Bonds[6]	06/01/41	0.000	3,884,797
	Total Municipal Bonds (Identified cost $458,056,214)			458,728,165

	U.S. GOVERNMENT AGENCY OBLIGATIONS (3.0%)

60,000,000	Federal Home Loan Bank Discount Notes[6]	02/16/18	0.000	59,967,500
80,000,000	Federal Home Loan Bank Discount Notes[6]	02/21/18	0.000	79,940,667
50,000,000	Federal Home Loan Bank Discount Notes[6]	04/20/18	0.000	49,846,150
117,841	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year USD-LIBOR + 1.788%)[2]	04/01/36	3.524	123,810
35,382	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (6-Month USD-LIBOR + 1.740%)[2]	12/01/36	3.240	37,230
35,453	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year USD-LIBOR + 1.745%)[2]	01/01/37	3.370	37,278
55,164	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year USD-LIBOR + 1.822%)[2]	02/01/37	3.553	58,047
8,219,594	Federal National Mortgage Association (FNMA)	07/01/35	5.000	8,871,484
564,104	Federal National Mortgage Association (FNMA)	11/01/35	5.500	621,005
Principal Amount		Maturity Date	Interest Rate	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
$ 69,660	Federal National Mortgage Association (FNMA) (1-Year USD-LIBOR + 1.989%)[2]	07/01/36	3.739%	$ 73,844
108,072	Federal National Mortgage Association (FNMA) (1-Year USD-LIBOR + 1.715%)[2]	09/01/36	3.465	113,130
73,609	Federal National Mortgage Association (FNMA) (1-Year USD-LIBOR + 1.838%)[2]	01/01/37	3.634	77,005
477,851	Federal National Mortgage Association (FNMA)	08/01/37	5.500	525,892
5,558,999	Federal National Mortgage Association (FNMA)	08/01/37	5.500	6,120,403
2,483,928	Federal National Mortgage Association (FNMA)	06/01/40	6.500	2,764,434
16,404	Government National Mortgage Association (GNMA) (1-Year CMT Index + 1.500%)[2]	08/20/29	2.750	16,964
	Total U.S. Government Agency Obligations (Identified cost $208,776,401)			209,194,843

	U.S. TREASURY BILLS (9.2%)

50,000,000	U.S. Treasury Bill[6]	03/01/18	0.000	49,950,922

45,000,000	U.S. Treasury Bill[6]	03/15/18	0.000	44,931,698
50,000,000	U.S. Treasury Bill[6]	03/22/18	0.000	49,911,528
20,000,000	U.S. Treasury Bill[6]	03/29/18	0.000	19,956,056
50,000,000	U.S. Treasury Bill[6]	04/05/18	0.000	49,883,656
105,000,000	U.S. Treasury Bill[6]	04/12/18	0.000	104,720,982
160,000,000	U.S. Treasury Bill[6]	04/19/18	0.000	159,525,120
40,000,000	U.S. Treasury Bill[6]	04/26/18	0.000	39,867,342
50,000,000	U.S. Treasury Bill[6,9]	06/21/18	0.000	49,705,416
65,000,000	U.S. Treasury Bill[6]	01/03/19	0.000	63,929,516
	Total U.S. Treasury Bills (Identified cost $632,381,059)			632,382,236

TOTAL INVESTMENTS (Identified cost $6,871,966,368)[10]			99.7%	$ 6,858,998,987
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			0.3%	17,702,040

NET ASSETS			100.0%	$6,876,701,027

_______

[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at January 31, 2018 was $2,666,197,902 or 38.8% of net assets. Unless otherwise noted, these securities are not considered illiquid.

[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the January 31, 2018 coupon or interest rate.
[3]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[4]	Security that used significant unobservable inputs to determine fair value.
[5]	Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.
[6]	Security issued with zero coupon. Income is recognized through accretion of discount.
[7]	Security is perpetual in nature and has no stated maturity date.
[8]
Variable rate demand note. The maturity date reflects the demand repayment dates. The interest rate changes on specific dates (such as coupon or interest payment date). The yield shown represents the coupon or interest rate as of January 31, 2018.

[9]	All or a portion of this security is held at the broker as collateral for open futures contracts.
[10]
The aggregate cost for federal income tax purposes is $6,871,966,368, the aggregate gross unrealized appreciation is $20,977,456 and the aggregate gross unrealized depreciation is $26,981,527, resulting in net unrealized depreciation of $6,004,071.

Abbreviations:
AGM	−	Assured Guaranty Municipal Corporation.
CMT	−	Constant Maturity Treasury.
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.
LIBOR	−	London Interbank Offered Rate.
NPFG	−	National Public Finance Guaranty Corporation.

FINANCIAL FUTURES CONTRACTS
The following futures contracts were open at January 31, 2018:

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Gain / (Loss)
Contracts to Sell:
U.S. Treasury 5-Year Notes	2,500	March 2018	$ 291,757,812	$ 286,777,345	$ 4,980,467
U.S. Treasury 10-Year Notes	600	March 2018	74,929,718	72,946,875	1,982,843
					$ 6,963,310

FAIR VALUE MEASUREMENTS
BBH Limited Duration Fund (the "Fund") is required to disclose information regarding the fair value measurements of the Fund's assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund's own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
Authoritative guidance establishes three levels of the fair value hierarchy as follows:
—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including qouted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (inlcuding the Fund's own assumptions in determining the fair value of assets and liabilities.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes "observable" requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser's perceived risk of that instrument.
Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.
Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of January 31, 2018.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of January 31, 2018
Asset Backed Securities	$ –	$2,254,221,339	$ –	$2,254,221,339
Commercial Mortgage Backed Securities	–	313,368,212	–	313,368,212
Corporate Bonds	–	2,488,315,569	1,926,805	2,490,242,374
Loan Participations and Assignments	–	500,861,818	–	500,861,818
Municipal Bonds	–	458,728,165	–	458,728,165
U.S. Government Agency Obligations	–	209,194,843	–	209,194,843
U.S. Treasury Bills	–	632,382,236	–	632,382,236
Total Investments, at value	$ –	$6,857,072,182	$ 1,926,805	$6,858,998,987

Other Financial Instruments, at value
Financial Futures Contracts	$ 6,963,310	$ –	$ –	$ 6,963,310
Other Financial Instruments, at value	$ 6,963,310	$ –	$ –	$ 6,963,310

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended January 31, 2018.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended January 31, 2018:

Corporate Bonds
Balance as of October 31, 2017	$2,247,939
Purchases	–
Sales / Paydowns	(321,134)
Realized gains (losses)	–
Change in unrealized appreciation (depreciation)	–
Amortization	–
Transfers from Level 3	–
Transfers to Level 3	–
Balance as of January 31, 2018	$1,926,805

The Fund's investments classified as Level 3 were valued using a model approach, including the Fund's assumptions in determining their fair value.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
January 31, 2018 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

MUNICIPAL BONDS (101.9%)

	Alabama (1.1%)
$1,000,000	Alabama Federal Aid Highway Finance Authority, Revenue Bonds	09/01/28	3.000%	$ 1,003,550
	Total Alabama			1,003,550

	Arizona (0.6%)
475,000	Salt Verde Financial Corp., Revenue Bonds	12/01/19	5.250	503,215
55,000	Salt Verde Financial Corp., Revenue Bonds	12/01/22	5.250	62,215
	Total Arizona			565,430

	California (12.7%)
1,000,000	Anaheim City School District, General Obligation Bonds, NPFG[1]	08/01/26	0.000	774,500
2,000,000	Anaheim City School District, General Obligation Bonds, AGM, NPFG[1]	08/01/29	0.000	1,372,780
750,000	California Pollution Control Financing Authority, Revenue Bonds[2,3]	11/01/40	3.125	777,465
1,000,000	California Statewide Communities Development Authority, Revenue Bonds[2,3]	11/01/33	2.625	1,013,790
1,000,000	Golden State Tobacco Securitization Corp., Revenue Bonds, AGM[1]	06/01/25	0.000	819,740
1,100,000	La Mesa-Spring Valley School District, General Obligation Bonds, NPFG[1]	08/01/26	0.000	855,525
25,000	Long Beach Bond Finance Authority, Revenue Bonds	11/15/19	5.250	26,554
725,000	Long Beach Bond Finance Authority, Revenue Bonds	11/15/22	5.250	823,143
30,000	Long Beach Bond Finance Authority, Revenue Bonds (3-Month USD- LIBOR + 1.450%)[2]	11/15/27	2.399	29,709
500,000	Monterey Peninsula Community College District, General Obligation Bonds[1]	08/01/26	0.000	395,810
1,000,000	Santa Ana Unified School District, General Obligation Bonds, NPFG[1]	08/01/24	0.000	840,090
1,000,000	State of California, General Obligation Bonds (SIFMA Municipal Swap Index Yield + 0.380%)[2]	12/01/27	1.540	1,000,860
1,000,000	Ukiah Unified School District, General Obligation Bonds, NPFG[1]	08/01/23	0.000	873,760
1,000,000	Ukiah Unified School District, General Obligation Bonds, NPFG[1]	08/01/24	0.000	844,950
1,120,000	Whittier Union High School District, General Obligation Bonds[1]	08/01/29	0.000	781,917
	Total California			11,230,593

Principal Amount		Maturity Date	Interest Rate	Value

MUNICIPAL BONDS (continued)
	Connecticut (5.7%)
$ 1,135,000	Connecticut Housing Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	11/15/22	2.100%	$ 1,122,719
1,000,000	State of Connecticut, General Obligation Bonds (SIFMA Municipal Swap Index Yield + 0.990%)[2]	03/01/25	2.150	993,230
1,595,000	State of Connecticut, General Obligation Bonds	03/01/26	5.000	1,769,190
1,000,000	State of Connecticut Special Tax Revenue, Revenue Bonds	01/01/29	5.000	1,151,630
	Total Connecticut			5,036,769

	Florida (2.9%)
1,005,000	County of Broward Airport System, Revenue Bonds	10/01/25	5.000	1,122,434
1,000,000	County of Hillsborough Solid Waste & Resource Recovery, Revenue Bonds	09/01/24	5.000	1,150,150
35,000	Hillsborough County Aviation Authority, Revenue Bonds	10/01/25	5.000	39,357
10,000	Hillsborough County Aviation Authority, Revenue Bonds	10/01/26	5.000	11,239
220,000	Pinellas County Health Facilities Authority, Revenue Bonds, NPFG[2,3]	11/15/23	2.198	209,372
	Total Florida			2,532,552

	Georgia (4.4%)
1,500,000	Bartow County Development Authority, Revenue Bonds[2,3]	09/01/29	2.050	1,481,055
1,200,000	Burke County Development Authority, Revenue Bonds[2,3]	11/01/45	3.000	1,195,032
1,000,000	State of Georgia, General Obligation Bonds	12/01/24	5.000	1,186,410
	Total Georgia			3,862,497

	Illinois (2.4%)
75,000	Chicago Park District, General Obligation Bonds	01/01/19	3.000	75,587
360,000	Chicago Park District, General Obligation Bonds	01/01/19	4.000	366,055
100,000	Chicago Park District, General Obligation Bonds	01/01/19	5.000	102,582
170,000	Chicago Transit Authority, Revenue Bonds, AGC	06/01/19	5.250	172,220
300,000	Chicago Transit Authority, Revenue Bonds, AGC	06/01/23	5.250	303,918
1,000,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/24	5.000	1,139,850
	Total Illinois			2,160,212

	Indiana (1.7%)
1,520,000	Indiana University, Revenue Bonds	06/01/29	2.750	1,477,987
	Total Indiana			1,477,987

	Kansas (0.4%)
200,000	City of La Cygne, Revenue Bonds, NPFG[2,3]	04/15/27	2.620	180,732
100,000	City of St. Marys, Revenue Bonds, NPFG[2,3]	04/15/32	2.620	91,892
Principal Amount		Maturity Date	Interest Rate	Value

MUNICIPAL BONDS (continued)
	Kansas (continued)
$ 100,000	City of Wamego, Revenue Bonds, NPFG[2,3]	04/15/32	2.940%	$ 91,892
	Total Kansas			364,516

	Maryland (1.4%)
1,000,000	County of Howard, General Obligation Bonds	02/15/27	5.000	1,213,690
	Total Maryland			1,213,690

	Massachusetts (3.8%)
300,000	Commonwealth of Massachusetts, General Obligation Bonds, AGM[2,3]	11/01/19	3.083	301,266
1,500,000	Commonwealth of Massachusetts, Revenue Bonds, AGM[2,3]	06/01/22	1.529	1,559,085
500,000	Massachusetts Clean Water Trust, Revenue Bonds[2,3]	08/01/23	3.193	500,395
1,000,000	Massachusetts Housing Finance Agency, Revenue Bonds	12/01/21	2.500	1,007,280
	Total Massachusetts			3,368,026

	Michigan (4.6%)
350,000	Detroit City School District, General Obligation Bonds,	05/01/23	5.000	390,121
95,000	Detroit City School District, General Obligation Bonds, BHAC, FGIC	05/01/25	5.250	105,887
90,000	Detroit City School District, General Obligation Bonds, AGM	05/01/27	5.250	105,134
345,000	Detroit City School District, General Obligation Bonds, AGM	05/01/29	6.000	413,724
1,510,000	Detroit City School District, General Obligation Bonds, AGM	05/01/30	5.250	1,807,968
1,000,000	Detroit City School District, General Obligation Bonds, AGM	05/01/32	5.250	1,215,820
	Total Michigan			4,038,654

	Minnesota (2.0%)
1,805,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/25	2.800	1,779,946
	Total Minnesota			1,779,946

	Missouri (1.0%)
600,000	Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds, AMBAC[2,3]	06/01/31	2.343	561,630
310,000	Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds, AMBAC[2,3]	06/01/31	2.357	290,055
	Total Missouri			851,685

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)
	Nebraska (0.4%)
$ 355,000	Central Plains Energy Project, Revenue Bonds	09/01/27	5.000%	$ 395,129
	Total Nebraska			395,129

	New Jersey (17.4%)
1,500,000	New Jersey Economic Development Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 1.550%)[2]	09/01/27	2.710	1,479,900
1,315,000	New Jersey Transit Corp., Revenue Bonds	09/15/19	5.000	1,369,165
1,125,000	New Jersey Transit Corp., Revenue Bonds	09/15/20	5.000	1,197,326
460,000	New Jersey Transit Corp., Revenue Bonds	09/15/21	5.000	497,559
1,150,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[1]	12/15/26	0.000	805,851
1,850,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[1]	12/15/30	0.000	1,067,320
2,500,000	New Jersey Turnpike Authority, Revenue Bonds (1-Month USD-LIBOR + 0.750%)[2]	01/01/30	1.845	2,533,675
9,175,000	Tobacco Settlement Financing Corp., Revenue Bonds[1]	06/01/41	0.000	2,559,642
14,365,000	Tobacco Settlement Financing Corp., Revenue Bonds[1]	06/01/41	0.000	3,895,932
	Total New Jersey			15,406,370

	New York (11.1%)
500,000	City of New York, General Obligation Bonds[4]	02/01/18	1.000	500,000
100,000	New York City Water & Sewer System, Revenue Bonds[4]	02/01/18	1.000	100,000
1,000,000	New York State Dormitory Authority, Revenue Bonds	02/15/25	5.000	1,178,020
520,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC[2,3]	12/01/23	3.917	520,000
700,000	New York State Energy Research & Development Authority, Revenue Bonds, FGIC[2,3]	06/01/25	3.917	700,000
270,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC[2,3]	12/01/25	3.934	270,000
305,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC[2,3]	12/01/26	3.880	305,000
600,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC[2,3]	03/01/27	4.106	600,000
1,110,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC[2,3]	07/01/27	3.880	1,110,000
1,890,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC[2,3]	07/01/27	3.892	1,890,000
750,000	New York State Energy Research & Development Authority, Revenue Bonds, XLCA[2,3]	07/01/29	3.917	750,000
2,000,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC[2,3]	05/01/34	2.062	1,916,020
	Total New York			9,839,040

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)
	North Carolina (2.1%)
$ 1,405,000	County of Mecklenburg, General Obligation Bonds	04/01/24	5.000%	$ 1,650,032
200,000	North Carolina Medical Care Commission, Revenue Bonds[4]	02/07/18	1.130	200,000
	Total North Carolina			1,850,032

	Ohio (0.3%)
100,000	County of Montgomery, Revenue Bonds[4]	02/01/18	1.020	100,000
200,000	County of Montgomery, Revenue Bonds[4]	02/01/18	1.020	200,000
	Total Ohio			300,000

	Pennsylvania (7.4%)
150,000	Allegheny County Airport Authority, Revenue Bonds, FGIC	01/01/22	5.000	164,601
50,000	Allegheny County Airport Authority, Revenue Bonds, FGIC	01/01/23	5.000	55,770
1,200,000	Geisinger Authority, Revenue Bonds[4]	02/01/18	0.960	1,200,000
100,000	Hospitals & Higher Education Facilities Authority of Philadelphia, Revenue Bonds[4]	02/01/18	0.950	100,000
1,300,000	Hospitals & Higher Education Facilities Authority of Philadelphia, Revenue Bonds[2,3]	07/01/25	0.700	1,300,000
255,000	School District of Philadelphia, General Obligation Bonds, AGM, FGIC	06/01/24	5.000	284,899
1,100,000	School District of Philadelphia, General Obligation Bonds	09/01/24	5.000	1,236,059
1,000,000	School District of Philadelphia, General Obligation Bonds	09/01/27	5.000	1,122,930
1,000,000	State Public School Building Authority, Revenue Bonds, AGM	06/01/32	5.000	1,104,260
	Total Pennsylvania			6,568,519
	South Dakota (0.5%)
430,000	Educational Enhancement Funding Corp., Revenue Bonds	06/01/25	5.000	478,328
	Total South Dakota			478,328

	Texas (10.7%)
1,000,000	Allen Independent School District, General Obligation Bonds	02/15/25	5.000	1,178,020
325,000	City of Houston Airport System, Revenue Bonds, AGM[2,3]	07/01/30	2.941	313,121
750,000	City of Houston Airport System, Revenue Bonds, AGM[2,3]	07/01/30	2.941	726,195
475,000	City of Houston Airport System, Revenue Bonds, XLCA[2,3]	07/01/32	3.123	457,777
525,000	City of Houston Airport System, Revenue Bonds, XLCA[2,3]	07/01/32	3.123	505,963
725,000	City of Houston Airport System, Revenue Bonds, XLCA[2,3]	07/01/32	3.136	698,712
1,000,000	Dallas Love Field, Revenue Bonds	11/01/25	5.000	1,156,750

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)
	Texas (continued)
$1,000,000	Houston Independent School District, General Obligation Bonds	02/15/25	5.000%	$ 1,175,180
2,000,000	State of Texas, General Obligation Bonds	04/01/25	5.000	2,363,420
380,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/19	5.250	402,903
95,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/20	5.250	103,427
400,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/21	5.250	445,476
	Total Texas			9,526,944

	Virginia (2.7%)
2,000,000	County of Arlington, General Obligation Bonds	08/15/25	5.000	2,391,520
	Total Virginia			2,391,520

	Washington (1.1%)
500,000	Port of Seattle, Revenue Bonds	06/01/23	5.000	562,535
425,000	Port of Seattle, Revenue Bonds	06/01/27	3.750	436,777
	Total Washington			999,312

	Wisconsin (3.5%)
280,000	County of Milwaukee Airport, Revenue Bonds	12/01/28	5.250	317,945
1,000,000	Public Finance Authority, Revenue Bonds[2,3]	07/01/29	2.000	1,007,400
1,500,000	State of Wisconsin, General Obligation Bonds	05/01/25	5.000	1,777,680
	Total Wisconsin			3,103,025

	Total Municipal Bonds			90,344,326
	(Identified cost $89,391,543)

TOTAL INVESTMENTS (Identified cost $89,391,543)[5]			101.9%	$ 90,344,326
LIABILITIES IN EXCESS OF OTHER ASSETS			(1.9)%	(1,677,041)

NET ASSETS			100.0%	$ 88,667,285

_________

[1]	Security issued with zero coupon. Income is recognized through accretion of discount.
[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the January 31, 2018 coupon or interest rate.
[3]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[4]
Variable rate demand note. The maturity date reflects the demand repayment dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the coupon or interest rate as of January 31, 2018.

[5]
The aggregate cost for federal income tax purposes is $89,391,543, the aggregate gross unrealized appreciation is $1,437,161 and the aggregate gross unrealized depreciation is $484,378, resulting in net unrealized appreciation of $952,783.

Abbreviations:
AGC	−	Assured Guaranty Corporation.
AGM	−	Assured Guaranty Municipal Corporation.
AMBAC	−	AMBAC Financial Group, Inc.
BHAC	−	Berkshire Hathaway Assurance Corporation.
FGIC	−	Financial Guaranty Insurance Company.
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.
LIBOR	−	London Interbank Offered Rate.
NPFG	−	National Public Finance Guarantee Corporation.
SIFMA	−	Securities Industry and Financial Markets Association.
XLCA	−	XL Capital Assurance, Inc.
FAIR VALUE MEASUREMENTS
BBH Intermediate Municipal Bond Fund (the "Fund") is required to disclose information regarding the fair value measurements of the Fund's assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund's own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
Authoritative guidance establishes three levels of the fair value hierarchy as follows:
— Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
— Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
— Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of assets and liabilities).
Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes "observable" requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser's perceived risk of that instrument.
Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.
Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include municipal bonds, investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of January 31, 2018.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of January 31, 2018
Municipal Bonds**	$ –	$ 90,344,326	$ –	$ 90,344,326
Investments, at value	$ –	$ 90,344,326	$ –	$ 90,344,326
*The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended January 31, 2018.
**For geographical breakdown of municipal bond investments, refer to the Portfolio of Investments.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the Registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
BBH TRUST

By (Signature and Title)*

/s/ Jean-Pierre Paquin
Jean-Pierre Paquin
President - Principal Executive Officer

Date:  March 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Jean-Pierre Paquin
Jean-Pierre Paquin
President - Principal Executive Officer

Date: March 28, 2018

By (Signature and Title)*

/s/ Charles H. Schreiber
Charles H. Schreiber
Treasurer - Principal Financial Officer

Date:  March 28, 2018

* Print name and title of each signing officer under his or her signature.